NORTHQUEST CAPITAL FUND, INC.

16 Rimwood Lane

Colts Neck, NJ 07722

732-842-3465 or 800-698-5261

Supplement to Prospectus and Statement of Additional Information

Supplement dated December 26, 2013 to the Prospectus dated March 15, 2013

The NorthQuest Capital Fund, Inc. (the “Fund”) has appointed a new fund Custodian, The Huntington National Bank, effective December 31, 2013. The change will not affect the status of your account or your investment in the Fund.

Please retain this supplement for future reference.